Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 130,400		SFr 128,600
Offsetting	(119,400)		(117,300)
of which counterparty netting	(99,900)		(96,900)
of which cash collateral netting	(19,500)		(20,400)
Total net derivatives subject to enforceable master netting agreements	11,000		11,300
Total derivatives not subject to enforceable master netting agreements	3,800		3,900
Total net derivatives presented in the consolidated balance sheets	14,800		15,200
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	27,700		42,300
Securities sold under repurchase agreements, offsetting	(14,400)		(22,500)
Securities sold under repurchase agreements, net	13,300		19,800
Securities lending transactions, gross	3,900		4,200
Securities lending transactions, offsetting	0		(600)
Securities lending transactions, net	3,900		3,600
Obligation to return securities received as collateral, at fair value, gross	44,600		39,400
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	44,600		39,400
Total subject to enforceable master netting agreements, gross	76,200		85,900
Total subject to enforceable master netting agreements, offsetting	(14,400)		(23,100)
Total subject to enforceable master netting agreements, net	61,800		62,800
Total not subject to enforceable master netting agreements	2,400		3,500
Total, gross	78,600		89,400
Total, net	64,200		66,300
of which reported at fair value	9,195	SFr 9,745	14,828
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,000		11,300
Derivatives, financial instruments	1,400		1,400
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	9,600		9,900
Securities sold under repurchase agreements, net	13,300		19,800
Securities sold under repurchase agreements, financial instruments	13,300		19,700
Securities sold under repurchase agreements, cash collateral received/pledged	0		100
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	3,900		3,600
Securities lending transactions, financial instruments	3,500		3,200
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	400		400
Obligation to return securities received as collateral, at fair value, net	44,600		39,400
Obligation to return securities received as collateral, financial instruments	37,800		34,300
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	6,800		5,100
Total financial liabilities subject to enforceable master netting agreements, net	72,800		74,100
Total financial liabilities subject to enforceable master netting agreements, financial instruments	56,000		58,600
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		100
Total financial liabilities subject to enforceable master netting agreements, net exposure	16,800		15,400
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	14,800		15,200
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(14,400)		(23,100)
Total, gross	33,200		47,700
Total, net	18,800		24,600
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	45,400		41,700
Total, net	45,400		41,700
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,900		6,600
Offsetting	(6,700)		(5,800)
Total net derivatives subject to enforceable master netting agreements	1,200		800
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,200		800
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	109,800		107,200
Offsetting	(101,400)		(99,000)
Total net derivatives subject to enforceable master netting agreements	8,400		8,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,400		8,200
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,700		14,800
Offsetting	(11,300)		(12,500)
Total net derivatives subject to enforceable master netting agreements	1,400		2,300
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,400		2,300
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	73,000		65,700
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,200		4,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,400		60,600
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		300
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,000		31,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,800		31,100
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,500		24,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,200		10,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,300		14,200
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,200		6,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,500		1,600
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,700		4,900
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		700
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		400
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		300
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	130,400		128,700
Offsetting	(119,400)		(117,400)
of which counterparty netting	(99,900)		(96,900)
of which cash collateral netting	(19,500)		(20,500)
Total net derivatives subject to enforceable master netting agreements	11,000		11,300
Total derivatives not subject to enforceable master netting agreements	3,800		3,900
Total net derivatives presented in the consolidated balance sheets	14,800		15,200
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	27,800		42,300
Securities sold under repurchase agreements, offsetting	(14,400)		(22,500)
Securities sold under repurchase agreements, net	13,400		19,800
Securities lending transactions, gross	3,900		4,200
Securities lending transactions, offsetting	0		(600)
Securities lending transactions, net	3,900		3,600
Obligation to return securities received as collateral, at fair value, gross	44,600		39,400
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	44,600		39,400
Total subject to enforceable master netting agreements, gross	76,300		85,900
Total subject to enforceable master netting agreements, offsetting	(14,400)		(23,100)
Total subject to enforceable master netting agreements, net	61,900		62,800
Total not subject to enforceable master netting agreements	2,400		3,500
Total, gross	78,700		89,400
Total, net	64,300		66,300
of which reported at fair value	9,304		14,828
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,000		11,300
Derivatives, financial instruments	1,400		1,400
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	9,600		9,900
Securities sold under repurchase agreements, net	13,400		19,800
Securities sold under repurchase agreements, financial instruments	13,400		19,700
Securities sold under repurchase agreements, cash collateral received/pledged	0		100
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	3,900		3,600
Securities lending transactions, financial instruments	3,500		3,200
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	400		400
Obligation to return securities received as collateral, at fair value, net	44,600		39,400
Obligation to return securities received as collateral, financial instruments	37,800		34,300
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	6,800		5,100
Total financial liabilities subject to enforceable master netting agreements, net	72,900		74,100
Total financial liabilities subject to enforceable master netting agreements, financial instruments	56,100		58,600
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		100
Total financial liabilities subject to enforceable master netting agreements, net exposure	16,800		15,400
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	14,800		15,200
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(14,400)		(23,100)
Total, gross	33,300		47,700
Total, net	18,900		24,600
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	45,400		41,700
Total, net	45,400		41,700
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,900		6,600
Offsetting	(6,700)		(5,800)
Total net derivatives subject to enforceable master netting agreements	1,200		800
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,200		800
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	109,800		107,600
Offsetting	(101,400)		(99,100)
Total net derivatives subject to enforceable master netting agreements	8,400		8,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,400		8,500
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,700		14,500
Offsetting	(11,300)		(12,500)
Total net derivatives subject to enforceable master netting agreements	1,400		2,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,400		2,000
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	73,000		65,800
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,200		4,800
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,400		60,700
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		300
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,000		31,400
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,800		31,200
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,500		24,500
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,200		10,300
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,300		14,200
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,200		6,500
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,500		1,600
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,700		4,900
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		500
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 700		SFr 500